Note 2 - Revenue Recognition - Summary of Deferred Revenue Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Beginning balance		$ 11,140	$ 8,185
Deferral of revenue		20,001	18,208
Recognition of unearned revenue		(20,063)	(15,253)
Settlement of liability	[1]	(7,113)	0
Ending balance		$ 3,965	$ 11,140

[1]	Represents settlement of a portion of the deferred revenue liability in connection with the transaction discussed in Note 16, Acquisition.